ING MUTUAL FUNDS

ING Index Plus International Equity Fund (“Fund”)

Supplement dated November 19, 2010

to the Fund’s Class A, Class B, Class C, Class I, Class O, Class Q, and Class W

Prospectus and related Statement of Additional Information (“SAI”)

each dated February 26, 2010

Effective September 28, 2010, Martin Jansen no longer serves as co-portfolio manager for the Fund. Effective immediately, all references to Martin Jansen as co-portfolio manager of the Fund in the Fund’s Prospectus and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE